CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 561,679	$ 511,039
Restricted cash - current	617,761	487,516
Restricted cash - non-current	10,695	9,145
Total cash and cash equivalents, and restricted cash shown in the statements of cash flows	1,190,134	1,007,700
Cash and cash equivalents	7,714	8,921
Restricted cash - current	129	41
Cash, cash equivalents and restricted cash classified within assets held-for-sale	$ 7,843	$ 8,962